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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 2
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         The Blackstone Group L.P.
                 -------------------------------
   Address:      345 Park Avenue
                 -------------------------------
                 New York, NY 10154
                 -------------------------------

Form 13F File Number: 28-13114
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert L. Friedman
         -------------------------------
Title:   Authorized Person
         -------------------------------
Phone:   (212) 583-5000
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Robert L. Friedman             New York, NY        January 15, 2009
   -------------------------------    -----------------   ----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 1
                                        --------------------

Form 13F Information Table Value Total: $10,350
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Explanatory Notes:

The Blackstone Group L.P. is managed and operated by its general partner, Blackstone Group Management L.L.C., which is in turn wholly-owned by Blackstone's senior managing directors and controlled by Mr. Stephen
A. Schwarzman, one of its founders.

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                           FORM 13F INFORMATION TABLE
                           THE BLACKSTONE GROUP L.P.
                      FOR QUARTER ENDED SEPTEMBER 30, 2008

                                                   VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS    CUSIP   (X$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE     SHARED   NONE
---------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ---------- -------- ------
LODGIAN INC            COM PAR $.01     54021P403 $ 10,350 1,326,909   SH             SOLE                 1,326,909